Fair Value Measurements - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Fair Value Measurements Disclosure [Line Items]
Contingent Value Rights Maximum Aggregate Payment	$ 100,000
Contingent value rights	15,080	0
(Gains) losses included in earnings	$ (40,300)
Contingent Value Rights
Fair Value Measurements Disclosure [Line Items]
Contingent Value Rights Required Payment Date Change of Control	5 days
Number of consecutive trading days used to calculate VWAP	60 days
Derivative minimum VWAP	$ 43.11